Pension obligations (Schedule of detailed information about pension expense) - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Obligations [Line Items]
Defined benefit pension expense	$ 774	$ 9,737
Defined contribution pension expense	701	2,097
Pension obligations [Member]
Pension Obligations [Line Items]
Current service cost	5,172	9,392
Curtailment	0	(583)
Loss on settlements	149	0
Total service cost	5,321	8,809
Net interest expense	301	271
Administration cost	81	80
Defined benefit pension expense	5,703	9,160
Defined contribution pension expense	$ 701	$ 2,097